Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay-Versus-Performance(1)
Pay-Versus-Performance Table
As required by the Securities and Exchange Commission, the following table is intended to compare the amounts of compensation “actually paid” to our NEOs for each of the fiscal years ended December 31, 2020, 2021 and 2022 to the Company’s:
•
TSR (on an absolute and relative basis);

•
net income; and

•
diluted EPS, the Company’s selected measure.

Differences in our summary compensation table amounts and compensation actually paid reflect changes in the fair value of equity awards, both outstanding and vested in each year, and the probability assessment of performance under our PSP at the end of each fiscal year.
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($mm)	Diluted Earnings per Share ($)
					Company TSR ($)(2)	S&P 600 Small Cap Financials TSR ($)(2)
2022	4,775,116	(7,712,630)	1,899,621	(2,818,053)	129.68	100.43	213.82	6.36
2021	7,558,968	19,975,036	2,928,087	7,305,891	243.74	116.80	265.76	8.15
2020	6,954,317	20,191,276	3,497,906	7,609,006	145.95	91.65	246.18	7.69

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor
2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
2020	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards, as follows:
For the fiscal year ending December 31, 2019, represents actual performance for the 2017 performance awards and assumes threshold performance for the 2018 and 2019 performance awards.
For the fiscal year ending December 31, 2020, represents actual achievement for the 2018 performance awards, assumes the achievement of the maximum performance level for ROE and EPS and target performance level for revenue for the 2019 performance award, and assumes the achievement of the maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance award.
For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 performance awards, achievement of maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance awards, and assumes the achievement of threshold performance level for EPS, target performance level for revenue and ROE, and no achievement under the TSR outperformance component for the 2021 performance award.
For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 performance awards, assumes the achievement of a below-threshold performance level for EPS, target performance level for revenue, threshold performance level for ROE and no achievement under the TSR outperformance component for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS and ROE, threshold performance level for revenue and no achievement under the TSR outperformance component for the 2022 performance award.
The following table sets forth the adjustments we made in the pay-versus-performance table in order to arrive at the amount of compensation “actually paid” to our NEOs
Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(3,083,116)	(3,083,219)	(2,049,817)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	1,151,179	5,707,105	7,735,232
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(9,619,197)	9,514,719	6,216,364
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(936,612)	277,463	1,335,179
Total Adjustments	(12,487,746)	12,416,068	13,236,958
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,218,038)	(1,267,672)	(1,004,961)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	497,565	2,207,939	2,807,360
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(3,009,686)	3,286,552	1,882,822
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(987,516)	150,986	425,879
Total Adjustments	(4,717,675)	4,377,805	4,111,100

(2)
Represents the value of an investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested.

Company Selected Measure Name	Diluted Earnings per Share
Named Executive Officers, Footnote [Text Block]
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	William M. Walker	Gregory A. Florkowski, Howard W. Smith, Stephen P. Theobald, Richard M. Lucas and Paula A. Pryor
2021	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
2020	William M. Walker	Stephen P. Theobald, Howard W. Smith, Richard M. Lucas and Paula A. Pryor
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined based on the stock price at the end of each fiscal year taking into account the probable outcome as of the end of the year for outstanding performance awards, as follows:
For the fiscal year ending December 31, 2019, represents actual performance for the 2017 performance awards and assumes threshold performance for the 2018 and 2019 performance awards.
For the fiscal year ending December 31, 2020, represents actual achievement for the 2018 performance awards, assumes the achievement of the maximum performance level for ROE and EPS and target performance level for revenue for the 2019 performance award, and assumes the achievement of the maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance award.
For the fiscal year ending December 31, 2021, represents actual achievement for the 2019 performance awards, achievement of maximum performance level for EPS and revenue and target performance level for ROE for the 2020 performance awards, and assumes the achievement of threshold performance level for EPS, target performance level for revenue and ROE, and no achievement under the TSR outperformance component for the 2021 performance award.
For the fiscal year ending December 31, 2022, represents actual achievement for the 2020 performance awards, assumes the achievement of a below-threshold performance level for EPS, target performance level for revenue, threshold performance level for ROE and no achievement under the TSR outperformance component for the 2021 performance awards, and assumes the achievement of a below-threshold performance level for EPS and ROE, threshold performance level for revenue and no achievement under the TSR outperformance component for the 2022 performance award.

Peer Group Issuers, Footnote [Text Block]	(2) Represents the value of an investment of $100 on December 31, 2019, and that all dividends, if any, were reinvested.
PEO Total Compensation Amount	$ 4,775,116	$ 7,558,968	$ 6,954,317
PEO Actually Paid Compensation Amount	$ (7,712,630)	19,975,036	20,191,276
Adjustment To PEO Compensation, Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(3,083,116)	(3,083,219)	(2,049,817)
Increase in Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end	1,151,179	5,707,105	7,735,232
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(9,619,197)	9,514,719	6,216,364
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(936,612)	277,463	1,335,179
Total Adjustments	(12,487,746)	12,416,068	13,236,958

Non-PEO NEO Average Total Compensation Amount	$ 1,899,621	2,928,087	3,497,906
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,818,053)	7,305,891	7,609,006
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Adjustments to Determine Compensation “Actually Paid” for Non-PEO NEOs (Average)	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table	(1,218,038)	(1,267,672)	(1,004,961)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	497,565	2,207,939	2,807,360
Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(3,009,686)	3,286,552	1,882,822
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(987,516)	150,986	425,879
Total Adjustments	(4,717,675)	4,377,805	4,111,100

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Financial Measures
The following reflects the financial measures that that we have determined represent the most important financial measures used to link compensation actually paid to performance for 2022:
Most Important Financial Measures for 2022
Diluted Earnings Per Share
Return on Equity (ROE)
Total Revenues
Adjusted EBITDA

Total Shareholder Return Amount	$ 129.68	243.74	145.95
Peer Group Total Shareholder Return Amount	100.43	116.8	91.65
Net Income (Loss)	$ 213,820,000	$ 265,760,000	$ 246,180,000
Company Selected Measure Amount	6.36	8.15	7.69
PEO Name	William M. Walker	William M. Walker	William M. Walker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity (ROE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (12,487,746)	$ 12,416,068	$ 13,236,958
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,083,116)	(3,083,219)	(2,049,817)
PEO [Member] | Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,151,179	5,707,105	7,735,232
PEO [Member] | Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,619,197)	9,514,719	6,216,364
PEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(936,612)	277,463	1,335,179
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,717,675)	4,377,805	4,111,100
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,218,038)	(1,267,672)	(1,004,961)
Non-PEO NEO [Member] | Fair Value of Awards Granted during year that Remain Unvested as of Year-end, determined as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	497,565	2,207,939	2,807,360
Non-PEO NEO [Member] | Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,009,686)	3,286,552	1,882,822
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (987,516)	$ 150,986	$ 425,879